Cash and Cash Equivalents (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash	$ 1,820,365	$ 2,189,232	$ 468,998